SHARE-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION PLAN [Abstract]
SHARE-BASED COMPENSATION PLAN
11.      SHARE-BASED COMPENSATION PLAN

Management Agreement
In order to align the Manager's interests with the Company's, the Company agreed to issue to the Manager restricted common shares equal to 2% of its outstanding common shares at par value of $0.01 per share. Any time additional common shares are issued, the Manager was entitled to receive additional restricted common shares to maintain the number of common shares issued to the Manager at 2% of total outstanding common shares. During the twelve months ended December 31, 2012, the Company issued to the Manager 112,245 restricted shares at an average fair value of $13.73. In December 2012, the Company announced that it would acquire 100% of the shares of the Manager. The acquisition was effective January 10, 2013. In addition to gaining full direct control of the Manager's operations, the Company is no longer obligated to maintain the Manager's ownership of the Company's common shares at 2%. The compensation for the Manager was partly in shares, and the Company issued 1,910,112 new shares related to the acquisition, the shares have a lock up period of one year from issuance.
Equity Incentive Plan 2011

In 2011, the Board of Directors decided to establish a new incentive plan involving a maximum of 400,000 restricted shares of which all 400,000 shares have been allocated among 23 persons employed in the management of the Company, the Manager and the members of the Board of Directors. These allocated shares constituted 0.8% of the outstanding shares of the Company. The vesting period is four year cliff vesting period for 326,000 shares and five year cliff vesting period for 74,000 shares, that is, none of these shares may be sold during the first four or five years after grant, as applicable, and the shares are forfeited if the grantee leaves the Company before that time. The holders of the restricted shares are entitled to receive dividends paid in the period as well as voting rights. The Board considers this arrangement to be in the best interests of the Company.
In 2013 and 2012 respectively, the Company repurchased from employees who had resigned from the Manager 14,500 and 8,500 restricted common shares that had a four-year cliff vesting period. The total 23,000 restricted common shares are held as treasury shares as of December 31, 2013.
In 2013 the Board of Directors amended the vesting requirements for the 174,000 shares allocated to the Manager under the 2011 Equity Incentive Plan and the vesting requirements were lifted. The lifting of the vesting requirements was in relation with the acquisition of Scandic American Shipping Ltd. This resulted in $1.1 million being charged to General and Administrative expense in the first quarter of 2013.
The remaining 203,000 restricted shares under the Plan were allocated among 17 persons employed in the management of the Company, the Manager and the members of the Board. The shares will be fully vested in February 2015.
Under the terms of the equity incentive plan 400,000 shares of restricted stock awards were granted to certain employees and Directors and to non-employees during 2011. Of these shares, 326,000 restricted shares were granted on February 23, 2011, at a grant date fair value of $23.88 per share, and 74,000 restricted shares were granted on August 5, 2011, at a grant date fair value of $18.05 per share. The Company repurchased 14,500 and 8,500 restricted common shares in 2013 and 2012 respectively, the shares were granted on February 23, 2011.
The fair value of restricted shares is estimated based on the market price of the Company's shares. The fair value of restricted shares granted to employees is measured at grant date and the fair value of unvested restricted shares granted to non-employees is measured at fair value at each reporting date.
The shares are considered restricted as the shares vest after a period of four years and five years.
The compensation cost for employees, Directors and non-employees is recognized on a straight-line basis over the vesting period and is presented as part of the general and administrative expenses. The total compensation cost related to restricted shares under the plan for the year ended December 31, 2013 was $2.1 million, compared to $1.3 million for the years ended December 31, 2012 and 2011.
As of December 31, 2013, there were 203,000 restricted shares outstanding at a weighted-average grant date fair value of 23.88 for both Employees of the Company including members of the Board and for Non-Employees. Non-Employees include persons employed by the Manager. As of December 31, 2013, unrecognized cost related to unvested shares aggregated $1.1 million, which will be recognized over a weighted period of 1,09 years.
The tables below summarize the Company's restricted stock awards as of December 31, 2013:
	Restricted shares -Employees	Weighted-average grant-date fair value - Employees	Restricted shares - Non-employees	Weighted-average grant-date fair value - Non-employees
Non-vested at January 1, 2013	163,000	$23.88	228,500	$22.06
Granted during the year	-	-	-	-
Vested during the year	-	-	(174,000)	$-
Forfeited during the year	-	-	(14,500)	-
Non-vested at December 31, 2013	163,000	$23.88	40,000	$24.84

The tables below summarize the Company's restricted stock awards as of December 31, 2012:

	Restricted shares -Employees	Weighted-average grant-date fair value - Employees	Restricted shares - Non-employees	Weighted-average grant-date fair value - Non-employees
Non-vested at January 1, 2012	163,000	$23.88	237,000	$22.06
Granted during the year	-	-	-	-
Vested during the year	-	-	-	-
Forfeited during the year	-	-	(8,500)	-
Non-vested at December 31, 2012	163,000	$23.88	228,500	$22.06

The total fair value of the shares vested in 2013 was $1.7 million.